Schedule of changes in treasury shares (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 INR (₨) shares	Mar. 31, 2025 INR (₨) shares
IfrsStatementLineItems [Line Items]
Number of shares, outstanding, beginning balance		62,074,642	62,074,642	63,113,555
Amount, balance at beginning of the year | ₨			₨ (7,904,834)	₨ (7,760,272)
Number of shares, outstanding, ending balance		63,990,178	63,990,178	62,074,642
Amount, balance at end of the year		$ (88,079)	₨ (8,264,455)	₨ (7,904,834)
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, outstanding, beginning balance		3,174,432	3,174,432	1,441,423
Amount, balance at beginning of the year | ₨			₨ 418,555	₨ 222,152
Numbers of shares, own shares repurchased	[1]			1,733,009
Amount, own shares repurchased | ₨	[1]			₨ 196,403
Number of shares, outstanding, ending balance		3,174,432	3,174,432	3,174,432
Amount, balance at end of the year | ₨			₨ 418,555	₨ 418,555

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 93.83 per USD as at March 31, 2026 (March 31, 2025 INR 85.43 per USD).